Bank loans - Additional information (Details)	Dec. 31, 2021	Jul. 07, 2021	Dec. 31, 2020
Disclosure Of Bank Loans [Line Items]
Borrowings, interest rate	1.65%
Renewal term		360 days
Minimum
Disclosure Of Bank Loans [Line Items]
Borrowings, interest rate			1.65%
Maximum
Disclosure Of Bank Loans [Line Items]
Borrowings, interest rate			3.70%